RELATED PARTY TRANSACTIONS - Due to Related Parties (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Advances
Due to related parties
Advance due to related parties	$ 104,568	$ 104,568	$ 194,568
Accrued Salary
Due to related parties
Advance due to related parties	$ 120,350	120,350
Expense Reimbursements
Due to related parties
Advance due to related parties		$ 126,706	$ 246,885